Appendix 6 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Estimated Sales and Purchases of Energy and Capacity - Balance Sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016		Dec. 31, 2015
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	$ 7,403	$ 45,620	[1]	$ 5,023	[1]
Trade and other current receivables	2,465,905	1,538,858	[1]	1,532,234	[1]	$ 1,532,234
Current accounts payable to related parties	225,027	166,854	[1]	154,750	[1]
Trade and other current payables	3,553,919	2,472,614	[1]	2,045,770	[1]
Estimated Sales And Purchases Of Energy And Capacity | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	13,134	402		440
Trade and other current receivables	699,381	405,913		356,134
Total Asset Estimate	712,515	406,315		356,574
Current accounts payable to related parties	53,591			1,621
Trade and other current payables	563,555	260,572		313,873
Total Liability Estimate	617,146	260,572		315,494
Estimated Sales And Purchases Of Energy And Capacity | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	9,140	10		334
Trade and other current receivables	29,717	26,420		19,490
Total Asset Estimate	38,857	26,430		19,824
Current accounts payable to related parties	5,284			1,681
Trade and other current payables	39,391	22,264		18,644
Total Liability Estimate	44,675	22,264		20,325
Estimated Sales And Purchases Of Energy And Capacity | Colombia [Member] | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties				440
Trade and other current receivables	139,687	113,036		128,552
Total Asset Estimate	139,687	113,036		128,992
Current accounts payable to related parties				61
Trade and other current payables	39,959	41,398		30,615
Total Liability Estimate	39,959	41,398		30,676
Estimated Sales And Purchases Of Energy And Capacity | Colombia [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	3,703			326
Trade and other current receivables	8,348	9,360		5,305
Total Asset Estimate	12,051	9,360		5,631
Current accounts payable to related parties				121
Trade and other current payables	10,938	8,010		7,087
Total Liability Estimate	10,938	8,010		7,208
Estimated Sales And Purchases Of Energy And Capacity | Peru [Member] | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	12,226
Trade and other current receivables	54,803	31,483		55,685
Total Asset Estimate	67,029	31,483		55,685
Current accounts payable to related parties	12,226
Trade and other current payables	34,951	6,964		35,244
Total Liability Estimate	47,177	6,964		35,244
Estimated Sales And Purchases Of Energy And Capacity | Peru [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	4,695
Trade and other current receivables	11,833	7,704		7,169
Total Asset Estimate	16,528	7,704		7,169
Current accounts payable to related parties	4,695
Trade and other current payables	9,275	6,700		6,159
Total Liability Estimate	13,970	6,700		6,159
Estimated Sales And Purchases Of Energy And Capacity | Argentina [Member] | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	161,786	89,566		37,021
Total Asset Estimate	161,786	89,566		37,021
Trade and other current payables	91,788	34,118		12,053
Total Liability Estimate	91,788	34,118		12,053
Estimated Sales And Purchases Of Energy And Capacity | Argentina [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Trade and other current receivables	166	67		161
Total Asset Estimate	166	67		161
Estimated Sales And Purchases Of Energy And Capacity | Brazil [Member] | Energy And Capacity
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	908	402
Trade and other current receivables	343,105	171,828		134,876
Total Asset Estimate	344,013	172,230		134,876
Current accounts payable to related parties	41,365			1,560
Trade and other current payables	396,857	178,092		235,961
Total Liability Estimate	438,222	178,092		237,521
Estimated Sales And Purchases Of Energy And Capacity | Brazil [Member] | Tolls [Member]
Disclosure Of Estimated Sales And Purchases Of Energy And Capacity [Line Items]
Current accounts receivable from related parties	742	10		8
Trade and other current receivables	9,370	9,289		6,855
Total Asset Estimate	10,112	9,299		6,863
Current accounts payable to related parties	589			1,560
Trade and other current payables	19,178	7,554		5,398
Total Liability Estimate	$ 19,767	$ 7,554		$ 6,958

[1]	As Restated